Related party transactions (Details)																		9 Months Ended	12 Months Ended
	Mar. 01, 2021 USD ($)	Mar. 01, 2021 HKD ($)	Feb. 09, 2021 USD ($)	Apr. 08, 2020 USD ($)	Apr. 08, 2020 HKD ($)	Nov. 01, 2019 USD ($)	Nov. 01, 2019 HKD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2019 HKD ($)	Mar. 14, 2019 USD ($)	Mar. 14, 2019 HKD ($)	Mar. 01, 2019 USD ($)	Mar. 01, 2019 HKD ($)	Oct. 03, 2018 USD ($)	Oct. 03, 2018 HKD ($)	Sep. 26, 2018 USD ($)	Sep. 26, 2018 HKD ($)	Oct. 10, 2020	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 HKD ($)	Feb. 09, 2021 HKD ($)	Dec. 31, 2020 HKD ($)	Jan. 31, 2020 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 23, 2019 USD ($)	Apr. 18, 2018
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																												8.00%			2.50%
Loans to unrelated parties																			$ 13,860,000	$ 108,120,000
Loans receivable																									$ 82,959,256
Outstanding loan receivable balance																			2,446,000		$ 22,096,000
Accrued interest receivable																									535,498
Loans receivable
Related Party Transaction [Line Items]
Loans to unrelated parties																					73,840,000	$ 9,470,000
Outstanding loan receivable balance																							$ 166,000,000.00						$ 21,280,000
Accrued interest receivable			$ 0
Interest earned on loans																							1,100,000
Accrued interest receivable																					$ 90,000.00		$ 980,000
Brilliant Jade Group Limited | Loans receivable
Related Party Transaction [Line Items]
Loans receivable			62,340,000																							$ 8,000,000.00
Outstanding loan receivable balance			62,340,000																							8,000,000.00
Alpen Baruch Bank
Related Party Transaction [Line Items]
Cash deposit																			580,000
Alpen Baruch Bank | Subsequent event
Related Party Transaction [Line Items]
Cash deposit																								$ 560,000
Loan agreement
Related Party Transaction [Line Items]
Loans to unrelated parties														$ 2,560,000	$ 20,000,000.00	$ 14,940,000	$ 116,500,000
Interest rate on loans														8.00%	8.00%	8.00%	8.00%
Repayment from an unrelated party												$ 2,560,000	$ 20,000,000.00
Accrued interest receivable																			$ 13,860,000						108,120,000
Loan agreement | Brilliant Jade Group Limited
Related Party Transaction [Line Items]
Loans receivable			8,000,000.00																							62,340,000
Outstanding loan receivable balance			$ 62,340,000																							$ 8,000,000.00
Mortgage loan agreement
Related Party Transaction [Line Items]
Loans to unrelated parties																$ 1,470,000	$ 11,500,000
Interest rate on loans																8.00%	8.00%
Repayment from an unrelated party	$ 1,470,000	$ 11,500,000
Promissory Note [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount																												$ 28,470,000
Luk Lai Ching Kimmy
Related Party Transaction [Line Items]
Shareholding percentage held																					4.20%	4.20%
Mr. Or
Related Party Transaction [Line Items]
Shareholding percentage held																		15.70%	2.30%	2.30%	2.30%	2.30%
Mr. Or | Alpen Baruch Bank
Related Party Transaction [Line Items]
Cash deposit																			$ 4,500,000		$ 6,740,000				$ 580,000		$ 860,000
Mr. Or | Loan agreement
Related Party Transaction [Line Items]
Loans to unrelated parties						$ 4,870,000	$ 38,000,000.00			$ 900,000	$ 7,000,000.00
Interest rate on loans						6.00%	6.00%			8.00%	8.00%
Repayment from an unrelated party				$ 4,870,000	$ 38,000,000.00			$ 900,000	$ 7,000,000.00
Mr. Or | Share Exchange Agreement
Related Party Transaction [Line Items]
Debt Instrument, Face Amount																														$ 28,470,000
Debt Instrument, Interest Rate, Stated Percentage																														8.00%